S000042354 [Member] Expense Example - iShares 0-5 Year Investment Grade Corporate Bond ETF - iShares 0-5 Year Investment Grade Corporate Bond ETF	Oct. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 6
Expense Example, with Redemption, 3 Years	19
Expense Example, with Redemption, 5 Years	34
Expense Example, with Redemption, 10 Years	$ 77